Material accounting policies (Tables)	12 Months Ended
Aug. 31, 2025
Material Accounting Policies
Schedule of consolidated financial statement

	Country of	Ownership interest as at August 31,
	incorporation	2025	2024
TRX Gold Tanzania Limited	Tanzania	100%	100%
Tancan Mining Co. Limited	Tanzania	100%	100%
Buckreef Gold Company Ltd.	Tanzania	55%	55%

Schedule of depreciation rate for property, plant and equipment

Class of PP&E	Method	Years
Machinery and equipment	Straight-line	3 – 10 years
Automotive	Straight-line	3 – 5 years
Computer equipment and software	Straight-line	3 – 8 years
Leasehold improvements	Straight-line	5 years
Right-of-use assets	Straight-line	2 – 8 years
Processing plant and related infrastructure	UOP	n/a
Mineral properties	UOP	n/a